Income Tax (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Tax [Line Items]
Carry forward loss	$ 108,100
Federal tax rate percentage	23.00%	23.00%	23.00%
Deferred taxes valuation allowance	$ 40,091	$ 30,246
Nanox AI Ltd [Member]
Income Tax [Line Items]
Carry forward loss	$ 80,100	74,700	$ 67,700
Israel [Member]
Income Tax [Line Items]
Percentage of tax rate	23.00%
Carry forward loss		93,300	88,600
UNITED STATES
Income Tax [Line Items]
Carry forward loss	$ 2,100
Federal tax rate percentage	21.00%
Korea [Member]
Income Tax [Line Items]
Percentage of tax rate	10.00%
Carry forward loss	$ 30,300	$ 21,800	$ 14,800
Carry forward loss years	15 years
Korea [Member] | Minimum [Member]
Income Tax [Line Items]
Corporate tax rate	9.00%
Korea [Member] | Maximum [Member]
Income Tax [Line Items]
Corporate tax rate	24.00%